CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (327,971)	$ (50,059)	¥ (2,223,638)	¥ (486,275)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	351,129	53,593	338,468	206,385
Allowance for loan receivables and prepayments and other current assets	5,615	857	19,495	3,411
Gains on disposal of property and equipment	(1,468)	(224)	(666)	(772)
Goodwill impairment			1,382,149
Share-based compensation expenses	26,295	4,013	32,185	103,068
Deferred income tax benefit	(4,644)	(709)	(2,709)	(23,268)
(Gain)/Loss from investments, net	(86,497)	(13,202)	66,550	(31,236)
Share of results of equity investee	(36)	(5)	114,104	(5,752)
Changes in operating assets and liabilities:
Prepayments and other current assets	21,184	3,233	61,182	28,573
Loan receivables—service fee	51	8	11	(862)
Inventories, net	2,686	410	2,116	(4,931)
Amounts due from related parties	(90)	(14)	1,732	5,994
Other non-current assets	(2,627)	(401)	(13,486)	18,755
Accounts payable	2,857	436	(909)	5,718
Salary and welfare payable	(1,683)	(257)	(16,080)	1,459
Taxes payable	(4,784)	(730)	498	(2,679)
Advances from customers	(26)	(4)	(1,074)	1,140
Amounts due to related parties	(5,784)	(883)	2,625	(9,710)
Accruals and other current liabilities	(52,138)	(7,957)	(74,342)	(134,826)
Net cash used in operating activities	(77,931)	(11,895)	(311,789)	(325,808)
Cash flows from investing activities:
Purchase of property, equipment and software	(152,648)	(23,299)	(10,430)	(8,648)
Purchase of intangible assets	(13,103)	(2,001)	(52,433)	(11,138)
Disposal of property and equipment	1,917	293	2,045	2,652
Disposal of long-term investment	104,399	15,934		35,501
Purchase of short term investments	(2,077,485)	(317,086)	(1,276,000)	(1,055,000)
Proceeds from sale of short term investments	2,055,608	313,747	1,250,000	973,000
Cash paid for long-term investments	(23,000)	(3,510)	(15,575)
Cash paid for loan originations	(1,705,401)	(260,294)	(1,737,413)	(1,895,669)
Cash received from loan repayments	1,713,050	261,462	1,726,656	1,876,466
Net cash used in investing activities	(96,663)	(14,754)	(113,150)	(82,836)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs				389,356
Cash payment of remaining issuance cost for IPO			(873)
Proceeds from deemed exercise of share options, net				21,587
Return of the proceeds withdrawn by employees for deemed exercise of share options			(23,602)
Proceeds from exercise of share options	609	93	1,709
Cash payment for repurchase of ordinary shares (Note16)	(119,858)	(18,294)	(6,566)
Cash paid for loan to shareholder				(1,307)
Cash received for loan repayments due from a shareholder				6,236
Cash paid for borrowing from shareholder				(1,000)
Net cash provided by/(used in) financing activities	(119,249)	(18,201)	(29,332)	414,872
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(20,647)	(3,151)	33,929	46,091
Net increase/(decrease) in cash and cash equivalents and restricted cash	(314,490)	(48,001)	(420,342)	52,319
Cash and cash equivalents and restricted cash at beginning of year	857,374	130,861	1,277,716	1,225,397
Cash and cash equivalents and restricted cash at end of year	542,884	82,860	857,374	1,277,716
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ (13,889)	$ (2,120)	¥ 1,130	(2,519)
Supplemental disclosures of non-cash flow investing and financing activities:
Accretion on convertible redeemable preferred shares to redemption value				509,904
Deemed dividend to holders of mezzanine equity				¥ 89,076